UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-22069
                        ---------------------------------
                       Investment Company Act file number

                      UST Global Private Markets Fund, LLC
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                               100 Federal Street
                                Boston, MA 02110
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                      Bank of America Capital Advisors, LLC
                                100 Federal Street
                                 Boston, MA 02110
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (800) 647-6972
                                                    --------------
Date of fiscal year end: 3/31/2008
                        ----------
Date of reporting period: 3/31/2008
                         ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

UST Global Private Markets Fund, LLC (the "Fund") was formed on February 2, 2007. The initial closing of the Fund has not yet occurred.

As of March 31, 2008, David Bailin is the organizational member of the Registrant but shall withdraw from the Registrant immediately upon commencement of operations of the Registrant.


ITEM 2.   CODE OF ETHICS.
-------------------------

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2008, there were no amendments to a provision of the code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

The Board of Managers of the Registrant has determined that Jonathan Bulkeley possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Bulkeley as the Audit Committee's financial expert. Mr. Bulkeley is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements for the fiscal year ended March 31, 2008 was $0.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the fiscal year.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees for tax compliance, tax advice or tax planning services to the Registrant during the fiscal year.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the fiscal year.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2008, were $0 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2007, were $0 and $0, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence.



ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

Not applicable.  See Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.


ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Member - As of the date of the filing:

James D. Bowden, Matthew J. Ahern, Raghav V. Nandagopal, and Daniel G. O'Donnell (collectively, the "Portfolio Management Team") are responsible for the day-to-day management of the Company's portfolio, subject to such policies as may be adopted by the Board.

James D. Bowden, Managing Director and Senior Vice President of the Investment Adviser. Mr. Bowden has been involved with the private equity industry for the last thirteen years. He joined the Investment Adviser in 1998 to form the group and to manage Bank of America's private equity fund of funds business. In that capacity he has acted as the primary investment strategist for various private placement offerings and client advisory activities associated with the private equity asset class. He has led private placement capital raising activities, directed investment origination and has ongoing management and administration responsibilities for the business. He is a frequent speaker before private equity industry groups and asset management organizations concerning issues associated with investing in private equity, and is a member of the Advisory Board of Private Equity Center of the American Graduate School of International Management. Mr. Bowden's career covers a variety of private equity, commercial banking and management consulting positions. From 1993 to 1998, he served as the manager of the Chicago office of Corporate Credit Examination Services for Continental Bank, where he had responsibility for the independent oversight of the Private Equity Investing and Midwest Commercial Banking Division. He continued in that capacity after Continental Bank merged with Bank of America, until he joined the Investment Adviser. From 1988 to 1993, Mr. Bowden was a Managing Consultant in the Financial Advisory Services practice of Coopers & Lybrand, specializing in corporate turnarounds. His career focused on commercial lending and problem loan workouts prior to joining Coopers & Lybrand, with work at Continental Bank from 1985 to 1988, Citicorp from 1980 to 1985 and American National Bank of Chicago from 1977 to 1980. He received his MBA and BBA degrees from the University of Michigan in 1977 and 1975, respectively. Mr. Bowden is a Certified Public Accountant.

Matthew J. Ahern, Director and Senior Vice President of the Investment Adviser. Mr. Ahern joined the Investment Adviser in 2004 via Fleet Bank's Private Equity Portfolio ("PEP") Funds group, which he joined in 2002. His responsibilities include evaluating potential private equity fund investments, documenting and closing new investments, and actively managing numerous Investment Adviser relationships for the benefit of third party investors. Mr. Ahern also has a leading role in assessing the performance, and providing key analysis regarding, the Investment Adviser's current and prospective underlying funds and direct investments. Prior to joining Fleet Bank, Mr. Ahern was a Director of Capitalyst Ventures, a seed stage venture capital fund with offices in Boston and Washington D.C., where he led the firm's investment strategy efforts and was a member of the investment committee. Prior to launching that firm, he spent a year as a Financial Analyst in an M.B.A. private equity training program at HarbourVest Partners, an international private equity fund of funds group. Mr. Ahern holds a B.A. from Boston University and an M.B.A. in Entrepreneurship and Finance from Babson College, summa cum laude.

Raghav V. Nandagopal, Director and Senior Vice President of the Investment Adviser. Mr. Nandagopal joined the Investment Adviser in 2007 via Bank of America's acquisition of U.S. Trust. He currently serves as Senior Vice President of the Investment Adviser, and is a member of its Investment Committee. His responsibilities include evaluating potential private equity fund and direct investments, documenting and closing new investments, preparing investor communications and actively managing a portion of the Investment Adviser's existing portfolio for the benefit of third-party investors. Mr. Nandagopal has 17 years of operating, technology and investment experience. He has been with U.S. Trust since 2001 making direct and fund investments. Mr. Nandagopal serves as the Co-CEO and an officer of certain private equity funds advised by UST Advisers, Inc. (an affiliated adviser of the Investment Adviser) and sits on some of the boards of the companies held by such funds. His focus on direct investments include IT Infrastructures, Semiconductors and Software sectors and he currently serves on the boards of Cydelity, Ethertronics, Logic Library and OpVista. Prior to joining U.S. Trust, Raghav was Chief Business Development Officer of Globeshaker, a seed venture capital investment company based in Stamford, CT and Oxford, UK. From 1998 to 2000 Raghav was an Engagement Manager with McKinsey & Company, where he advised clients in defining strategies, improving operations, identifying acquisitions and defining technology capabilities for telecom, wireless, financial services and healthcare companies. Prior to that, he had over a decade of experience in numerous management, technology and operations positions at AT&T Capital, BGE, and Andersen Consulting. He holds a BS from University of Madras, MBA from University of Bombay and MS from Penn State University. He has also completed executive programs at MIT and Carnegie-Mellon, and serves on the board of CT Venture Group.


Daniel G. O'Donnell, Director and Senior Vice President of the Investment Adviser. Mr. O'Donnell joined the Bank of America Private Equity Funds Management Team in 2001. His responsibilities include evaluating potential real estate and private equity fund investments, documenting and closing new investments and actively managing private equity limited partnership investments for the benefit of third party investors. In addition, Mr. O'Donnell assists with the marketing and fund raising efforts for Bank of America's private equity products. Mr. O'Donnell also has experience working on all aspects of underwriting and negotiating new private equity investments across the buyout, venture and international sectors for an affiliate of Bank of America responsible for making and monitoring proprietary private equity fund investments. Prior to joining Bank of America, Mr. O'Donnell was affiliated with Mercer Investment Consulting, advising institutional clients with their evaluation and selection of portfolio managers, as well as with their strategic asset allocation decisions. Mr. O'Donnell began his career as an actuary with Mercer Inc., performing asset-liability modeling studies and defined benefit plan valuation analysis. Mr. O'Donnell holds a B.S., cum laude, from The Pennsylvania State University and an M.B.A. with concentrations in Accounting and Finance from The University of Chicago Graduate School of Business.

(a)(1) Other Accounts Managed by Portfolio Manager(s) or Management Team Member
- As of March 31, 2008:

           The following tables set forth information about funds and accounts other than the Company for which a member of the Portfolio Management Team is primarily responsible for the day-to-day portfolio management as of August 31, 2007, unless indicated otherwise.

James D. Bowden

                                                        Other
  Registered Investment        Pooled Vehicles         Accounts
    Companies Managed              Managed             Managed
  ---------------------   -----------------------   --------------
              Total                                        Total
  Number     Assets       Number   Total Assets     Number  Assets
  ------ --------------   ------- ---------------   ------  ------
    0         N/A           27    $2,087,335,851       0      N/A


 Registered Investment                                      Other Accounts
   Companies Managed       Pooled Vehicles Managed             Managed
-------------------------  ------------------------  -------------------------
                 Total                                                Total
                Assets      Number     Total Assets     Number        Assets
 Number with     with        with           with         with          with
Performance-  Performance Performance  Performance-    Performance  Performance-
  Based Fees  -Based Fees -Based Fees   Based Fees     -Based Fees   Based Fees
------------  ----------- ----------- --------------   -----------  ------------
      0           N/A         26     $1,968,785,851        0            N/A


Matthew J. Ahern

                                                        Other
  Registered Investment        Pooled Vehicles         Accounts
    Companies Managed              Managed             Managed
  ---------------------   -----------------------   --------------
              Total                                         Total
  Number     Assets       Number   Total Assets     Number  Assets
  ------ --------------   ------- ---------------   ------  ------
    0         N/A            27    $2,087,335,851      0      N/A


 Registered Investment                                      Other Accounts
   Companies Managed       Pooled Vehicles Managed             Managed
-------------------------  ------------------------  -------------------------
                 Total                                                Total
                Assets      Number     Total Assets     Number        Assets
 Number with     with        with           with         with          with
Performance-  Performance Performance  Performance-    Performance  Performance-
  Based Fees  -Based Fees -Based Fees   Based Fees     -Based Fees   Based Fees
------------  ----------- ----------- --------------   -----------  ------------
      0           N/A          26     $1,968,785,851        0            N/A


Raghav V. Nandagopal

                                                            Other
  Registered Investment         Pooled Vehicles           Accounts
    Companies Managed               Managed                Managed
 ----------------------   -----------------------   -------------------
               Total                                            Total
  Number      Assets      Number   Total Assets     Number     Assets
 -------- -------------   ------ ----------------   ------  -----------
     2    $158,919,500       2     $184,165,000       1     $17,949,129

Registered Investment                                     Other Accounts
   Companies Managed       Pooled Vehicles Managed           Managed
-------------------------  -----------------------   -------------------------
                 Total                                              Total
                Assets       Number    Total Assets    Number        Assets
 Number with     with         with          with        with          with
Performance-  Performance  Performance Performance-  Performance  Performance-
  Based Fees  -Based Fees  -Based Fees  Based Fees   -Based Fees   Based Fees
------------  -----------  ----------- ------------  -----------  ------------
     2       $158,919,500      2       $184,165,000       0           N/A


Daniel O'Donnell

                                                        Other
  Registered Investment        Pooled Vehicles         Accounts
    Companies Managed              Managed             Managed
  ---------------------   -----------------------   --------------
              Total                                         Total
  Number     Assets       Number   Total Assets     Number  Assets
  ------ --------------   ------- ---------------   ------  ------
    0         N/A            27    $2,087,335,851      0      N/A


 Registered Investment                                      Other Accounts
   Companies Managed       Pooled Vehicles Managed             Managed
-------------------------  ------------------------  -------------------------
                 Total                                                Total
                Assets      Number     Total Assets     Number        Assets
 Number with     with        with           with         with          with
Performance-  Performance Performance  Performance-    Performance  Performance-
  Based Fees  -Based Fees -Based Fees   Based Fees     -Based Fees   Based Fees
------------  ----------- ----------- --------------   -----------  ------------
      0           N/A          26     $1,968,785,851        0            N/A


Potential Conflicts of Interests

      Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Company, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Company. A conflict may also exist if an Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Company is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Company. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members
- As of March 31, 2008:

      Each member of the Portfolio Management Team is a senior executive from business units within Global Wealth Investment Management. As such, the compensation packages for the members on the Portfolio Management Team are composed of the same components used with all Bank of America senior executives: base salary, annual incentive performance bonus and equity awards. There is no direct link between any member's specific compensation and the Company's investment performance.

      In determining the base salaries, Bank of America intends to be competitive in the marketplace and ensure salaries are commensurate with each member's experience and ultimate responsibilities within each member's respective business unit. Bank of America regularly evaluates base salary levels with external industry studies and analysis of industry trends.

      Each Portfolio Management Team member's annual bonus and equity awards are discretionary awards distributed after measuring each member's contributions against quantitative and qualitative goals relative to their individual business responsibilities. Quantitative goals are relative to the individual's business unit, and are not directly related to the performance of the Company or any other portfolio relative to any benchmark, or to the size of the Company. An example of a quantitative measure is associate turnover ratio. Qualitative measures may include staff management and development, process management (ex: adherence to internal and external policies), business management and strategic business input to the business platform.

      There are no pre-set allocations regarding the split between salary and bonus.

(a)(4) Disclosure of Securities Ownership - As of March 31, 2008:

As of March 31, 2008, no Portfolio Management Team member owned any Interests in the registrant.


ITEM  9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a)(1) Code of Ethics (see Exhibit 1)

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3) Not applicable

(b) Not applicable


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UST Global Private Markets Fund, LLC
             ------------------------------------
 By (Signature and Title) /s/ James D. Bowden
                          -------------------
                          James D. Bowden, Principal Executive Officer
Date June 6, 2008
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UST Global Private Markets Fund, LLC
             ------------------------------------
By (Signature and Title) /s/ Steven L. Suss
                        -------------------
                        Steven L. Suss, Principal Financial Officer
Date June 6, 2008
     ------------